Statements of Cash Flows (Parenthetical) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cancelled insurance premiums previously financed through third-parties, remaining principal outstanding balance			$ 31,000
Financed insurance premium through third party financing			488,000	$ 360,000	$ 451,000	$ 547,000
Fixed assets purchased under capital lease obligations			270,000	363,000	719,000	975,000
Purchases of fixed assets			$ 55,000	$ 205,000	31,000	58,000	$ 64,000
Preferred stock converted to shares of common stock	1,012,622	1,012,622	1,012,622
Deemed dividend related to warrants down round provision	$ 636,000	$ 636,370	$ 636,370
Cancellation of insurance premiums partial amount received						3,933
Fixed assets with an aggregate net book value					$ 34,000	270,000
Equipment financing obligations with remaining outstanding balances						$ 240,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Warrants [Member]
Class of warrant or rights, first exercisable date					Jun. 05, 2018
Class of warrant or rights, expiration date					Dec. 05, 2022
Series A Preferred Stock [Member]
Shares converted		4,582